Disaggregated Revenues (Tables)	6 Months Ended
Jun. 30, 2025
Disaggregated Revenues [Abstract]
Schedule of Disaggregated Revenues

The following table shows disaggregated revenues by major categories for the six months ended June 30, 2024 and 2025, respectively:

	Six months ended June 30,
	2024		2025
	US$	%	US$	%
Customized software solutions	803,830	75.8%	627,753	52.4%
White label software	9,260	0.8%	487,013	40.7%
Subscription services	247,990	23.4%	82,800	6.9%
Total	1,061,080	100.0%	1,197,566	100.0%

The following table shows disaggregated cost of revenues by major categories for the six months ended June 30, 2024 and 2025, respectively:

	Six months ended June 30,
	2024		2025
	US$	%	US$	%
Customized software solutions	104,627	30.9%	62,268	15.2%
White label software	8,307	2.5%	297,305	72.5%
Subscription services	225,188	66.6%	50,547	12.3%
Total	338,122	100.0%	410,120	100.0%

The following table shows disaggregated cost of revenues by nature for the six months ended June 30, 2024 and 2025, respectively:

	Six months ended June 30,
	2024		2025
	US$	%	US$	%
Staff costs and employee benefits	132,260	39.1%	113,238	27.6%
Amortization of intangible assets	97,722	28.9%	282,702	68.9%
Subcontracting costs	102,370	30.3%	8,628	2.1%
Depreciation	5,770	1.7%	5,552	1.4%
Total	338,122	100.0%	410,120	100.0%

Schedule of Breakdown of Gross Profit and Gross Profit Margin

The following table sets forth a breakdown of gross profit and gross profit margin for the six months ended June 30, 2024 and 2025, respectively:

	Six months ended June 30,
	2024				2025
Category	Revenues	Cost of revenues	Gross profit	Gross profit margin	Revenues	Cost of revenues	Gross profit	Gross profit margin
	US$	US$	US$	%	US$	US$	US$	%
Customized software solutions	803,830	104,627	699,203	87.0%	627,753	62,268	565,485	90.1%
White label software	9,260	8,307	953	10.3%	487,013	297,305	189,708	39.0%
Subscription services	247,990	225,188	22,802	9.2%	82,800	50,547	32,253	39.0%
Total	1,061,080	338,122	722,958	68.1%	1,197,566	410,120	787,446	65.8%

Schedule of Revenues Disaggregated by Timing of Revenue Recognition

Revenues disaggregated by timing of revenue recognition for the six months ended June 30, 2024 and 2025 are disclosed in the table below:

	Six months ended June 30,
	2024	2025
	US$	US$
Point in time
– Customized software solutions	803,830	627,753
– White label software	9,260	487,013
	813,090	1,114,766
Over time
– Subscription services	247,990	82,800
Total	1,061,080	1,197,566